Fidelity Stock Selector Mid Cap Fund | Fidelity Advisor Stock Selector Mid Cap Fund
Fund Summary Fund/Class: Fidelity Advisor® Stock Selector Mid Cap Fund/Fidelity® Stock Selector Mid Cap Fund
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Fidelity Stock Selector Mid Cap Fund Fidelity Advisor Stock Selector Mid Cap Fund Class: Fidelity Stock Selector Mid Cap Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Fidelity Stock Selector Mid Cap Fund Fidelity Advisor Stock Selector Mid Cap Fund Class: Fidelity Stock Selector Mid Cap Fund
Management fee (fluctuates based on the fund's performance relative to a securities market index)		0.36%
Distribution and/or Service (12b-1) fees		none
Other Expenses	[1]	0.31%
Acquired fund fees and expenses	[1]	0.02%
Total annual operating expenses		0.69%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Fidelity Stock Selector Mid Cap Fund Fidelity Advisor Stock Selector Mid Cap Fund Class: Fidelity Stock Selector Mid Cap Fund
1 year	70
3 years	221
5 years	384
10 years	859

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 198% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in stocks of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

Performance history will be available for the class of shares offered through this prospectus after the class has been in operation for one calendar year.
Year-by-Year Returns Calendar Years	[1]
[1]	The returns shown above are for Institutional Class, which is not offered through this prospectus. Fidelity Stock Selector Mid Cap Fund would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Fidelity Stock Selector Mid Cap Fund's returns would differ from Institutional Class's returns to the extent that the classes do not have the same expenses.

During the periods shown in the chart for Institutional Class:	Returns	Quarter ended
Highest Quarter Return	24.14%	June 30, 2009
Lowest Quarter Return	-30.10%	December 31, 2008
Year-to-Date Return	15.28%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Institutional Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011
Average Annual Total Returns Fidelity Stock Selector Mid Cap Fund Fidelity Advisor Stock Selector Mid Cap Fund		Past 1 year	Past 5 years	Past 10 years
Institutional Class Return Before Taxes	[1]	(4.77%)	(1.71%)	4.56%
Institutional Class Return After Taxes on Distributions	[1]	(4.90%)	(2.36%)	3.76%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	[1]	(2.94%)	(1.56%)	3.84%
S&P MidCap 400 Index (reflects no deduction for fees, expenses, or taxes)	[1]	(1.73%)	3.32%	7.04%
[1]	The returns shown above are for Institutional Class, which is not offered through this prospectus. Fidelity Stock Selector Mid Cap Fund would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Fidelity Stock Selector Mid Cap Fund's returns would differ from Institutional Class's returns to the extent that the classes do not have the same expenses.

[1]	The returns shown above are for Institutional Class, which is not offered through this prospectus. Fidelity Stock Selector Mid Cap Fund would have substantially similar annual returns to Institutional Class because the classes are invested in the same portfolio of securities. Fidelity Stock Selector Mid Cap Fund's returns would differ from Institutional Class's returns to the extent that the classes do not have the same expenses.